Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets at Amortized Cost
Schedule of financial assets at amortized cost

	December 31,	December 31,
	2022	2023

	(in thousands)
Time deposit with original maturities more than three months	$8,314	12,511